Stockholders’ Equity (Details Narrative) - USD ($)																		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 04, 2021	May 26, 2021	Apr. 29, 2021	Mar. 02, 2021	Feb. 23, 2021	Feb. 19, 2021	Feb. 18, 2021	Feb. 04, 2021	Jan. 29, 2021	Jan. 28, 2021	Oct. 16, 2020	Jul. 15, 2020	Jan. 02, 2020	Nov. 15, 2019	Oct. 02, 2019	May 13, 2019	Sep. 26, 2018	Oct. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 25, 2020	Mar. 24, 2020	Feb. 09, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																			250,000,000		250,000,000		250,000,000	250,000,000
Common stock, shares, outstanding																			59,927,241		59,927,241		14,471,403	8,015,756
Private placement offering									$ 3,300,000
Proceeds from Warrant Exercises																					$ 80,406,355		$ 250,000
Preferred stock, shares authorized																			30,000,000		30,000,000		30,000,000	30,000,000	30,000,000	0
Preferred stock, par value																			$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Stock issued during period, shares						25,000
Common stock issued, value, upon conversion																				$ 588,690	$ 422,672	790,014	$ 2,542,458	$ 387,280
Preferred stock, shares issued																							764,618	0
Preferred stock, shares outstanding																							764,618	0
Stock-based compensation																							$ 3,241,764	$ 2,299,915
Stock Issued During Period, Value, Issued for Services																								$ 738,300
Common stock, par value																			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares, issued																			59,927,241		59,927,241		14,471,403	8,015,756
Share-based compensation arrangement by share-based payment award, options, nonvested, number of shares																							0
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options																							$ 0
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition																							1 year
Proceeds from issuance of common stock																		$ 2,039,303			$ 3,255,000			$ 2,048,562
Gross proceeds from the PIPE transaction																		2,350,000
Payments for placement agent and lawyers fees																		$ 310,697
Non-Employee Directors [Member] | Annual Retainer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation																	$ 20,000
Non-Employee Directors [Member] | Annual Committee Meeting Fee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation																	$ 5,000
Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares					450,000
Stock Issued During Period, Shares, Issued for Services				30,000			13,705	255,000													2,861,227
Stock Issued During Period, Value, Issued for Services				$ 40,800			$ 52,764	$ 351,900													$ 7,495,864
Vendors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services																					1,457,849
Stock Issued During Period, Value, Issued for Services																					$ 3,365,840
Omnibus Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares			258,376									1,764,705
Share-based compensation arrangement by share-based payment award, number of shares authorized			287,659																287,659		287,659						1,764,705
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																									30,000,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																									0
Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											1,000,000
Preferred stock, par value											$ 0.001
Preferred stock designation											1,000,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																			1,000,000		1,000,000		1,000,000	1,000,000
Preferred stock, par value																			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued																			0		0		764,618	0
Preferred stock, shares outstanding																			0		0		764,618	0
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised																					31,742,986
Proceeds from Warrant Exercises																					$ 87,785,419
Stock issued during period, shares							25,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																							250,000,000
Common stock, shares, outstanding																							14,471,403	8,015,756
Common stock, shares, issued upon conversion																				279,400	303,483	439,400	1,284,396	286,005
Common stock issued, value, upon conversion																				$ 279	$ 304	$ 439	$ 1,284	$ 286
Stock Issued During Period, Shares, Issued for Services																								291,736
Stock Issued During Period, Value, Issued for Services																								$ 292
Common stock, shares, issued																							14,471,403	8,015,756
Debt conversion, converted instrument, shares																			564,827		6,139,252
Common Stock [Member] | Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares, issued upon conversion		764,618
Common stock issued, value, upon conversion		$ 1,276,912
Common Stock [Member] | Series B Convertible Preferred Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares											1,000,000
Placement Agent Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, exercise price																		$ 2.50
Number of warrants to purchase common stock																		70,500
Share-based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized																	20,000
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock grant date																	1 year
Restricted stock unit vested																	20,000
Restricted Stock [Member] | Non-Employee Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock unit vested													30,000
Restricted Stock [Member] | Toper Taylor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock unit vested														30,000
Alexander Capital, LP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Placement agent commission																		$ 141,000
Payments for placement agent debt restructuring fee																		64,208
Placement agent debt conversion fee																		15,889
Placement agent fees																		$ 33,600
Securities Purchase Agreementt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants term									5 years
Number of warrants to purchase common stock																			13,968,188		13,968,188
Securities Purchase Agreementt [Member] | BHP Capital NY Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants term										5 years
Common stock, par value										$ 0.001
Securities Purchase Agreementt [Member] | Warrant [Member] | BHP Capital NY Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Investor purchase percent										100.00%
Warrant, exercise price										$ 2.20
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right										1,500,000
Securities Purchase Agreementt [Member] | Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non option shares issued									1,500,000
Securities Purchase Agreementt [Member] | Restricted Stock [Member] | BHP Capital NY Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares										1,500,000
Warrant Exercise Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants term										5 years
Warrant Exercise Agreement [Member] | BHP Capital NY Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase common stock																			1,500,000		1,500,000
[custom:IncentiveWarrantsReceived]																					1,500,000
Warrant Exercise Agreement [Member] | BHP Capital NY Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value										$ 0.001
Warrant, exercise price	$ 3.20
[custom:StockIssuedDuringPeriodSharesExercisedWithMultiplied]	1,500,000
Warrant Exercise Agreement [Member] | Restricted Stock [Member] | BHP Capital NY Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares										1,500,000
PIPE Purchase Agreement [Member] | Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares															1,175,000
Common stock, par value															$ 0.001
Purchase price per share															$ 2.00
Percentage the entity is obligated to pay on total purchase price per month															1.00%
Maximum percentage the entity is obligated to pay on total purchase price in aggregate															8.00%
Debt instrument, convertible, conversion price																$ 2.00
Debt conversion, converted instrument, shares																560,185
Selling Agent Agreement [Member] | Selling Agent Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Value of warrants issued, percentage																							6.00%
Percentage of exercise price of shares issued																							125.00%